Other current receivables	12 Months Ended
Dec. 31, 2021
Other current receivables [Abstract]
Other current receivables
10.	Other current receivables

	As of December 31,
In CHF thousands	2021	2020
Other current receivable	101	—
Swiss VAT	327	309
Withholding tax	—	20
Total	428	329

The maturity of these assets is less than 3 months. The Company considers the counterparty risk as low and the carrying amount of these receivables is considered to approximate their fair value.